Basic and diluted net income / (loss) per share	12 Months Ended
Dec. 31, 2015
Basic and diluted net (loss) / income per share [Abstract]
Basic and diluted net (loss) / income per share
21.	Basic and diluted net income/ (loss) per share

Basic and diluted net income/ (loss) per share for the years ended December 31, 2013, 2014 and 2015 are calculated as follows:

(Amounts expressed in thousands of United States dollars (“USD”), except for number of shares and per share data)	Years ended December 31,
	2013	2014	2015
Numerator:
Net income/(loss) from continuing operations	22,951	28,269	(2,370)
Net loss from discontinued operations	(12,572)	(18,407)	(12,096)
Net income / (loss)	10,379	9,862	(14,466)
Less: Net (loss) attributable to the non-controlling interest	(283)	(950)	(1,299)
Net income/(loss) attributable to Xunlei Limited	10,662	10,812	(13,167)
Accretion of Series D to convertible redeemable preferred shares redemption value	(4,300)	(1,870)	—
Contingent beneficial conversion feature of series C to one Series C shareholder	—	(57)	—
Deemed dividend to Series D shareholder from its modification	—	(279)	—
Accretion of Series E to convertible redeemable preferred shares redemption value	—	(12,754)	—
Amortization of beneficial conversion feature of Series E	—	(4,139)	—
Deemed dividend to certain shareholders from repurchase of shares	—	(14,926)	—
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering	—	(49,346)	—
Deemed dividend to preferred shareholders upon IPO	—	(32,807)	—
Allocation of net income to participating preferred shareholders	(4,094)	—	—
Net income/(loss) attributable to Xunlei Limited's common shareholders	2,268	(105,366)	(13,167)
Numerator of basic net income/(loss) per share from continuing operations	14,840	(86,959)	(1,071)
Numerator of basic net loss per share from discontinued operations	(12,572)	(18,407)	(12,096)
Dilutive effect of warrant	(1,531)	—	—
Numerator for diluted income/(loss) per share from continuing operations	13,309	(86,959)	(1,071)
Numerator for diluted loss per share from discontinued operations	(12,572)	(18,407)	(12,096)
Denominator:
Denominator for basic net income/(loss) per share-weighted average shares outstanding	61,447,372	194,711,227	335,987,595
Dilutive effect of warrants	2,218,935	—	—
Dilutive effect of share options and restricted shares	12,399,591	—	—
Denominator for diluted net income/(loss) per share	76,065,898	194,711,227	335,987,595
Basic net income/(loss) per share from continuing operations	0.24	(0.45)	(0.00)
Basic net loss per share from discontinued operations	(0.20)	(0.09)	(0.04)
Diluted net income/(loss) per share from continuing operations	0.18	(0.45)	(0.00)
Diluted net loss per share from discontinued operations	(0.17)	(0.09)	(0.04)

The following common shares equivalents were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	Years ended December 31,
	2013	2014	2015
Preferred shares—weighted average	110,953,534	93,213,683	—
Share options and restricted shares —weighted average	2,513,017	9,041,434	1,673,342